Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2022
Investments in Associates and Joint Ventures [Abstract]
Schedule of inverstments in associates and joint ventures
In thousands of soles	2020	2021	2022
Associates	27,246	22,047	2,753
Joint ventures	8,270	9,126	12,163
	35,516	31,173	14,916

In thousands of soles	2020	2021	2022
Associates	(1,635)	(3,693)	(1,144)
Joint ventures	2,405	2,832	3,051
	770	(861)	1,907

Schedule of investments in associates
	Class of	Interest in capital		Carrying amount
In thousands of soles	share	2021	2022	2021	2022
Entity		%	%
Inversiones Maje S.A.C.	Common	9.59	9.59	2,043	2,103
Obratres S.A.C.	Common	37.50	37.50	3,400	649
Gasoducto Sur Peruano S.A. (i)	Common	20.00	20.00	-	-
Concesionaria Chavimochic S.A.C. (ii)	Common	26.50	26.50	16,295	-
Others	Common			309	1
				22,047	2,753

Schedule of movement of the investments in associates
In thousands of soles	2020	2021	2022
Balance at January, 1	28,875	27,246	22,047
Impairment of investment (ii)	(38)	-	(14,804)
Decrease in capital	-	-	(2,937)
Equity interest in results	(1,635)	(3,693)	(1,144)
Dividends received	-	(1,483)	(380)
Conversion adjustment	44	(23)	(29)
Balance at December, 31	27,246	22,047	2,753

Schedule of investments joint ventures
				Carrying amount
	Class of	Interest in capital		As of December 31
In thousands of soles	share	2021	2022	2021	2022
Entity
Logistica Quimicos del Sur S.A.C.	Common	50.00%	50.00%	8,951	12,049
Others				175	114
				9,126	12,163

Schedule of movement of the investments in joint ventures
In thousands of soles	2020	2021	2022
Balance at January, 1	8,160	8,270	9,126
Equity interest in results	2,405	2,832	3,051
Dividends received	(2,318)	(1,962)	-
Conversion adjustment	23	(14)	(14)
Balance at December, 31	8,270	9,126	12,163

Schedule of financial information for joint ventures
	Logistica Quimicos del Sur S.A.C.
	As of December 31
In thousands of soles	2021	2022

Current
Cash and cash equivalents	3,096	8,283
Other current assets	2,068	1,879
Total current assets	5,164	10,162

Other current liabilities	(3,899)	(1,444)
Total current liabilities	(3,899)	(1,444)

Non-current
Total non-current assets	34,027	32,546
Total non-current liabilities	(17,392)	(17,168)
Net assets	17,900	24,096

Revenues	14,847	14,937
Depreciation and amortization	(2,400)	(2,262)
Interest expenses	(366)	(169)
Profit from operations	8,140	8,923
Income tax expense	(2,473)	(2,727)
Profit or loss from operations after income tax	5,667	6,196
Total comprehensive income	5,667	6,196